Other assets	12 Months Ended
Dec. 31, 2011
Other assets
10.	Other assets

As of December 31, 2011 and 2010, other assets include an equity investment in a private investment fund with a carrying value of $1.4 million and $1.7 million, respectively. During 2011, the Bank did not increase its participation in this fund.